INCOME TAX EXPENSE - Summary of Reconciliation Between the Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
INCOME TAX EXPENSE
Loss before income tax	¥ (607,487)	$ (88,077)	¥ (451,754)	¥ (211,900)
Income tax computed at respective applicable tax rate	(138,079)	(20,020)	(94,531)	(48,607)
Research and development super-deduction	(65,299)	(9,467)	(44,646)	(22,121)
Non-deductible expenses	142	21	193	100
Changes in valuation allowance	203,258	29,469	¥ 138,984	¥ 70,628
Income tax expense	¥ 22	$ 3